Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Summary of transaction charts of right of use assets (Detail) (Parenthetical)
R$ in Thousands
12 Months Ended
Dec. 31, 2025 BRL (R$)
Fixed assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Transfers	R$ (314,374)